Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of foreign currency transaction exchange rate
	2017	2016	2015
RMB exchange rate at balance sheets dates,	6.6545	6.6702	6.3638
Average RMB exchange rate for each period	6.8122	6.5321	6.1648

Schedule of estimated useful lives of property and equipment
Useful Life
Property and improvements	20-35 years
Transportation equipment	5 years
Office equipment	5 years
Furniture	5 years
Electronic equipment	3-5 years

Schedule of income tax expenses
	For the years ended September 30,
	2017	2016	2015
PRC federal statutory tax rate	25%	15%	15%
Income (Loss) before tax	(219)	(160)	1,027
NOL carrying forward	219	160	(1,027)
Computed expected income tax expense	-	-	-
Non-deductible expenses	-	-	-
Effect of tax holidays	-	-	-
Income tax expenses	-	-	-

Schedules of credit risk
Financial instruments	For the years ended September 30,
	2017	2016
Financial institutions located in the PRC	396,602	490,819
Financial institutions located in Singapore	504,909	748,517
	901,511	1,239,336